[LOGO]USAA(R)

                              USAA GROWTH Fund

                                                                       [GRAPHIC]

                            A n n u a l  R e p o r t

--------------------------------------------------------------------------------
  July 31, 2002

M E S S A G E
=============-------------------------------------------------------------------
              from the PRESIDENT

                                     [GRAPHIC]
                          ... IT IS MORE IMPORTANT THAN
                       EVER TO BE PROPERLY DIVERSIFIED IN A
[PHOTO]                COMBINATION OF EQUITIES, FIXED-INCOME
                              INVESTMENTS AND CASH...
                                     [GRAPHIC]

--------------------------------------------------------------------------------

                 The last year has seen one of the most challenging, volatile markets in many decades. The bond markets have offered little respite to those seeking sanctuary from the turbulent equity markets. In fact, investor confidence in the corporate fixed-income market has been diminished, just as it has been in the equity markets, because the bond market has also felt the full impact of major bankruptcies, corporate mismanagement, and accounting fraud.

                 Given this challenging climate, USAA is more conscious than ever of the need to take all steps necessary to manage our funds with the best interests of our shareholders in mind. As you may know, we've made changes to our equity funds management with the goal of providing competitive performance with attractive expense ratios. We've also taken steps in our fixed-income funds; for example, we are reducing the credit risk in all taxable fixed-income portfolios. We will maintain this strategy until we see signs of a sustained economic recovery and a return to rational pricing in the bond market. We are confident these steps will help investors when evaluating their goals in the current environment and in the future.

                 In spite of recent market fluctuations, we believe there are some good values in government and municipal bonds. They continue

.. . . C O N T I N U E D
=======================---------------------------------------------------------

                 to perform well as investors seek the comfort and relative safety of these sectors. The key is that investors must maintain a long-term investment outlook and be willing to withstand additional volatility in the near-term.

                 Clearly, it is more important than ever to be properly diversified in a combination of equities, fixed-income investments and cash to help offset weak areas with stronger ones. As we have been for the last 30 years, we are here to offer you guidance to help you with your financial goals.
                 We are happy that you have chosen USAA to be your trusted investment adviser and we remain committed to improving the performance in all of our mutual funds. Thank you for investing WITH us and IN us.

                 Sincerely,

                 /s/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, CALL FOR A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA). READ IT CAREFULLY BEFORE YOU INVEST.

Table of CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OVERVIEW & MANAGERS' COMMENTARY                            1

FINANCIAL INFORMATION

  Independent Auditors' Report                                        7

  Portfolio of Investments                                            8

  Notes to Portfolio of Investments                                  13

  Financial Statements                                               14

  Notes to Financial Statements                                      17

DIRECTORS' INFORMATION                                               28

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

USAA with the eagle is registered in the U.S. Patent & Trademark Office.
(C)2002, USAA. All rights reserved.

I N V E S T M E N T
===================-------------------------------------------------------------
                    OVERVIEW

USAA GROWTH FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Long-term growth of capital with secondary objectives of regular income and conservation of principal.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------
                 Invests principally in equity securities of companies that are selected for their growth potential.

-------------------------------------------------------------------------------
                                         7/31/02                 7/31/01
-------------------------------------------------------------------------------
Net Assets                            $728.3 Million         $1,188.7 Million
Net Asset Value Per Share                $10.34                   $15.74

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/02
--------------------------------------------------------------------------------
 1 YEAR                            5 YEARS                            10 YEARS
-34.31%                            -10.18%                              3.25%

                 TOTAL RETURN EQUALS INCOME YIELD PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

2

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        OVERVIEW

--------------------------------------------------------------------------------
                    CUMULATIVE PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

          USAA GROWTH                        LIPPER LARGE-CAP       LIPPER LARGE-CAP     RUSSELL 1000
             FUND        S&P 500 INDEX     GROWTH FUNDS AVERAGE    GROWTH FUNDS INDEX    GROWTH INDEX
          -----------    -------------     --------------------    ------------------    ------------
Jul-92     10000.00        10000.00              10000.00               10000.00            10000.00
Aug-92      9727.74         9795.71               9792.02                9824.85             9877.51
Sep-92      9920.59         9910.87               9969.22               10000.83             9989.91
Oct-92     10136.13         9944.88              10186.78               10203.13            10140.50
Nov-92     10653.60        10282.58              10716.62               10723.04            10580.73
Dec-92     10851.90        10408.73              10885.41               10880.85            10686.65
Jan-93     11021.92        10495.66              10979.68               10927.36            10564.16
Feb-93     10922.26        10638.66              10712.56               10729.29            10394.84
Mar-93     11215.39        10862.98              11045.48               11071.25            10595.14
Apr-93     10822.59        10600.42              10654.79               10729.43            10170.76
May-93     11186.08        10883.28              11106.48               11134.96            10526.70
Jun-93     11291.61        10915.04              11168.91               11223.87            10430.87
Jul-93     11150.90        10871.10              11125.30               11147.12            10244.25
Aug-93     11490.94        11282.67              11613.14               11610.01            10665.03
Sep-93     11584.74        11196.15              11776.21               11784.00            10586.50
Oct-93     11637.51        11427.59              11892.40               11918.29            10880.47
Nov-93     11423.44        11318.67              11609.54               11677.35            10807.70
Dec-93     11660.23        11455.51              11953.31               12040.62            10993.59
Jan-94     11871.15        11844.60              12344.14               12478.89            11248.65
Feb-94     11587.72        11523.28              12131.53               12276.70            11042.58
Mar-94     11093.36        11021.86              11514.36               11675.86            10508.68
Apr-94     11159.28        11163.07              11549.38               11732.50            10556.96
May-94     11218.60        11345.55              11603.23               11802.86            10716.91
Jun-94     11264.74        11067.91              11154.52               11362.56            10399.89
Jul-94     11620.68        11431.09              11479.02               11689.14            10755.10
Aug-94     12728.04        11898.68              12066.31               12288.35            11353.84
Sep-94     12622.62        11607.95              11840.71               11995.63            11200.38
Oct-94     12622.62        11868.36              12085.23               12302.95            11463.36
Nov-94     12364.51        11436.67              11634.18               11849.13            11095.90
Dec-94     12050.50        11605.99              11714.96               11941.43            11281.79
Jan-95     12597.90        11906.76              11817.30               12034.50            11523.17
Feb-95     12782.94        12370.33              12227.13               12448.89            12005.91
Mar-95     13314.92        12734.77              12584.49               12802.43            12356.08
Apr-95     13700.41        13109.48              12840.99               13151.64            12626.27
May-95     14132.16        13632.65              13232.73               13586.46            13065.78
Jun-95     14232.39        13948.75              13857.14               14280.48            13570.09
Jul-95     14694.98        14411.11              14567.25               15057.07            14134.03
Aug-95     14733.53        14447.08              14651.43               15140.65            14149.46
Sep-95     14955.90        15056.43              15143.37               15702.90            14801.68
Oct-95     14544.27        15002.64              15028.34               15613.81            14811.94
Nov-95     15402.29        15660.49              15541.44               16105.02            15387.63
Dec-95     15913.33        15962.15              15550.35               16111.31            15475.85
Jan-96     16358.34        16504.79              15949.28               16585.17            15993.51
Feb-96     17075.31        16658.34              16354.59               16958.10            16286.01
Mar-96     17091.79        16818.72              16440.92               16966.14            16306.91
Apr-96     17899.41        17066.46              16897.12               17369.95            16735.96
May-96     17973.58        17505.85              17365.80               17882.55            17320.75
Jun-96     17380.23        17572.59              17184.82               17721.35            17344.27
Jul-96     16523.16        16796.66              16157.51               16772.45            16328.07
Aug-96     16795.12        17151.49              16703.17               17276.05            16749.51
Sep-96     17177.66        18115.96              17809.37               18478.46            17969.18
Oct-96     17449.09        18615.41              17940.74               18708.76            18077.45
Nov-96     18986.68        20021.28              19041.81               19918.44            19434.74
Dec-96     18746.21        19624.67              18612.90               19423.85            19054.24
Jan-97     19661.63        20850.06              19738.13               20654.88            20390.66
Feb-97     19840.74        21013.75              19441.98               20358.44            20252.60
Mar-97     18965.12        20151.94              18451.37               19315.14            19156.62
Apr-97     18606.91        21353.92              19394.48               20375.11            20428.68
May-97     20885.51        22659.45              20744.43               21758.20            21902.93
Jun-97     21134.26        23666.80              21601.85               22669.23            22779.51
Jul-97     23542.22        25549.46              23583.25               24835.70            24794.17
Aug-97     23114.36        24119.20              22475.85               23481.15            23342.96
Sep-97     23178.34        25439.38              23675.73               24778.11            24491.65
Oct-97     21005.37        24590.73              22836.07               23917.87            23586.42
Nov-97     20102.59        25728.15              23352.50               24449.50            24588.25
Dec-97     19437.32        26169.69              23657.64               24783.07            24863.69
Jan-98     20141.09        26458.85              23971.61               25221.75            25607.17
Feb-98     21570.96        28366.07              25809.25               27147.75            27533.40
Mar-98     22498.14        29817.49              27003.22               28410.95            28631.00
Apr-98     22777.42        30122.83              27391.57               28887.14            29027.20
May-98     22051.31        29605.77              26689.05               28241.09            28203.52
Jun-98     22810.93        30807.46              28215.61               29857.64            29930.87
Jul-98     22386.44        30481.87              27921.44               29843.53            29732.75
Aug-98     19012.83        26077.96              23457.53               24969.79            25270.58
Sep-98     20371.45        27749.98              25081.34               26786.13            27211.80
Oct-98     22564.41        30003.70              26649.95               28513.64            29398.86
Nov-98     23960.98        31821.42              28396.11               30471.52            31635.08
Dec-98     25683.52        33653.93              31207.10               33822.09            34487.61
Jan-99     27289.47        35060.69              33062.62               36017.86            36512.66
Feb-99     26207.20        33971.20              31730.83               34539.30            34844.64
Mar-99     26893.80        35329.99              33529.36               36502.66            36679.77
Apr-99     27510.58        36698.13              33616.82               36627.42            36726.67
May-99     27103.27        35832.50              32535.37               35414.05            35597.96
Jun-99     28639.40        37815.69              34753.70               37875.74            38091.41
Jul-99     27964.43        36640.05              33704.93               36687.04            36880.82
Aug-99     27661.86        36458.66              33684.13               36694.63            37483.43
Sep-99     26951.34        35460.41              33385.68               36322.26            36696.02
Oct-99     28449.34        37703.41              35734.67               39107.63            39467.21
Nov-99     29236.43        38469.80              37585.00               41040.41            41596.63
Dec-99     31250.13        40732.44              41933.97               45598.10            45923.00
Jan-00     29921.45        38686.18              40257.24               43767.91            43769.74
Feb-00     30585.79        37954.63              42807.37               46069.81            45909.45
Mar-00     32865.40        41665.29              45265.98               49303.02            49195.46
Apr-00     31588.82        40412.21              42718.53               45487.98            46854.52
May-00     30585.79        39583.75              40298.52               42869.38            44495.10
Jun-00     32630.92        40558.64              43061.18               45704.54            47867.29
Jul-00     31914.48        39925.11              42159.78               44778.55            45871.82
Aug-00     34089.87        42403.63              45714.35               48651.38            50025.21
Sep-00     30899.32        40165.57              42595.76               44941.23            45293.09
Oct-00     29501.46        39994.93              40582.61               42564.89            43149.93
Nov-00     25680.65        36844.30              35403.98               36854.04            36789.34
Dec-00     25294.58        37025.05              35359.44               36624.98            35625.26
Jan-01     27025.26        38337.88              36409.56               37690.70            38086.46
Feb-01     22272.54        34844.41              31173.27               31855.62            31620.45
Mar-01     19383.63        32638.23              28262.04               28546.00            28179.58
Apr-01     22245.91        35172.55              31140.52               31610.65            31743.54
May-01     22072.85        35408.50              30889.39               31370.30            31276.37
Jun-01     21553.64        34547.01              29971.74               30466.39            30552.04
Jul-01     20954.56        34206.80              28941.45               29374.48            29788.48
Aug-01     18544.92        32067.54              26650.55               27141.51            27352.54
Sep-01     16055.40        29478.22              24073.80               24412.41            24621.62
Oct-01     17360.07        30040.66              24972.99               25424.81            25913.38
Nov-01     19530.08        32344.40              27251.28               27754.48            28402.77
Dec-01     19263.82        32627.92              27378.79               27883.20            28349.39
Jan-02     18771.24        32152.04              26751.31               27253.06            27848.57
Feb-02     17599.70        31531.84              25623.24               26124.92            26692.87
Mar-02     18624.80        32717.86              26630.82               27176.15            27616.12
Apr-02     16920.74        30735.13              24856.31               25366.67            25362.22
May-02     16601.23        30509.49              24373.37               24904.27            24748.64
Jun-02     14750.73        28337.05              22342.38               22876.17            22459.28
Jul-02     13765.57        26128.71              20673.27               21154.58            21224.57

                      DATA FROM 7/31/92 THROUGH 7/31/02.

                 The Russell 1000 Growth Index replaces the S&P 500 Index as one of the Fund's comparable broad-based securities indices, because the Russell 1000 Growth Index is an index of large-cap growth stocks, and thus, provides a more appropriate comparison for the Fund, which focuses on large-cap growth stocks, than the S&P 500 Index, which is an index of large-cap growth and value stocks.

                 See the following page for benchmark definitions.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Growth Fund to the following benchmarks:

                 o The S&P 500 Index, an unmanaged index representing the
                   weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.

                 o The Lipper Large-Cap Growth Funds Average, an average
                   performance level of all large-capitalization growth funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

                 o The Lipper Large-Cap Growth Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Large-Cap Growth Funds category.

                 o The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

4

M A N A G E R S '
=================---------------------------------------------------------------
                  COMMENTARY on the Fund

                 For the year ended July 31, 2002, the USAA Growth Fund had a total return of -34.31%, compared to -27.98% for the Lipper Large-Cap Growth Funds Index.

                 It was a very difficult year for growth stocks as the combination of low corporate spending, terrorism, questionable accounting practices, and poor earnings made investors question whether growth stocks could deliver future earnings growth. Prior to the terrorist attacks, evidence that the economy was improving prompted the Fund's manager to position the Fund for an economic recovery. The events of September 11 pushed out the recovery and, therefore, had a disproportionately negative impact on the Fund's holdings.

                 As the market rallied in the fall, growth stocks had their only positive quarter of the year relative to value issues. For the remainder of 2001 and well into 2002, the Fund benefited from its holdings in the consumer cyclical and discretionary areas, with Target Corp. and Wal-Mart Stores, Inc. among the top performers in light of the resilient consumer. Among the biggest positive contributors to performance during the reporting year was the Fund's underweight position in telecommunications, particularly in the wireless area. However, this was offset by losses in technology and telecommunications equipment companies, which experienced a rapid deterioration in earnings throughout the reporting year.

                 On June 28, 2002, Marsico Capital Management, LLC and Dresdner RCM Global Investors LLC became the Fund's subadvisers, separately managing portions of the Fund for additional diversification.

                 In July, Marsico emphasized consumer-discretionary, financial services, health care, and industrial companies. The portion of the

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 3 FOR THE LIPPER LARGE-CAP GROWTH FUNDS INDEX DEFINITION.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 8-12.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

                 portfolio managed by Marsico was underweight in technology and telecommunications, given the impact of the continued capital spending downturn on technology and the ongoing telecommunications capacity glut. Looking ahead, Marsico believes that the aggregate U.S. economy may continue to improve gradually. Corporate profits may not increase dramatically across the board, but may follow a general upward trend line. Certain economic sectors and industries have the potential to produce solid earnings growth. These include hospital management, medical devices, retailers, and aerospace and defense companies and others that have excellent management teams and a sustainable business edge while generating healthy free cash flow and trading at reasonable valuations.

                 As the reporting year ended and moving into August, the Dresdner portion of the portfolio was overweight in pharmaceuticals and consumer staples and underweight in technology and consumer-discretionary stocks. Dresdner maintains a cautious outlook for the economy and the market. The major issue is whether the current economic weakness is the beginning of a downdraft or simply indicative of an environment weaker than past economic recoveries. Given concerns about corporate earnings, valuations, and the reliability of audited accounting data, Dresdner has attempted to maintain a more defensive posture, emphasizing companies that are expected to provide solid earnings growth and that sell at attractive valuations.

                 After a very difficult year for the U.S. equity markets and the Fund, all of us at USAA Investment Management Company thank you for your continued confidence in us.

6

P O R T F O L I O
=================---------------------------------------------------------------
                  HIGHLIGHTS

-------------------------------------------
            TOP 10 EQUITY HOLDINGS
              (% of Net Assets)
-------------------------------------------
Pfizer, Inc.                          4.8%

General Electric Co.                  4.4%

Microsoft Corp.                       4.3%

Wal-Mart Stores, Inc.                 3.9%

Johnson & Johnson, Inc.               3.2%

PepsiCo, Inc.                         3.1%

Anheuser-Busch Companies, Inc.        2.5%

Fannie Mae                            2.5%

Pharmacia Corp.                       2.5%

Tenet Healthcare Corp.                2.3%

-----------------------------------------
           TOP 10 INDUSTRIES *
            (% of Net Assets)
-----------------------------------------
Pharmaceuticals                    14.7%

Diversified Financial Services      6.5%

General Merchandise Stores          5.0%

Systems Software                    4.8%

Industrial Conglomerates            4.4%

Soft Drinks                         4.2%

Aerospace & Defense                 3.8%

Biotechnology                       3.7%

Health Care Equipment               3.5%

Home Improvement Retail             2.6%

* Excluding money market instruments.

YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 8-12.

I N D E P E N D E N T
=====================-----------------------------------------------------------
                      AUDITORS' Report

THE SHAREHOLDERS AND BOARD OF DIRECTORS

                 USAA GROWTH FUND

                 We have audited the accompanying statement of assets and liabilities of USAA Growth Fund (a portfolio of USAA Mutual Fund, Inc.), including the schedule of investments, as of July 31, 2002, and the related statement of operations, statement of changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended July 31, 2001, and the financial highlights for each of the periods presented through July 31, 2001, were audited by other auditors whose report dated September 7, 2001, expressed an unqualified opinion on the statement and financial highlights.

                 We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

                 In our opinion, the 2002 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of USAA Growth Fund at July 31, 2002, the results of its operations, changes in its net assets, and financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States.

                                                       /s/ ERNST & YOUNG LLP

                 San Antonio, Texas
                 September 6, 2002

8

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS

USAA GROWTH FUND
JULY 31, 2002

                                                                      MARKET
   NUMBER                                                              VALUE
OF SHARES   SECURITY                                                   (000)
----------------------------------------------------------------------------

            STOCKS (92.9%)

            AEROSPACE & DEFENSE (3.8%)
   53,961   General Dynamics Corp.                                 $   4,367
   89,342   L-3 Communications Holdings, Inc.*                         4,129
  174,344   Lockheed Martin Corp.                                     11,177
  120,000   United Technologies Corp.                                  8,340
                                                                   ---------
                                                                      28,013
                                                                   ---------
            AIR FREIGHT & LOGISTICS (1.3%)
   77,636   FedEx Corp.                                                3,956
   90,700   United Parcel Service, Inc. "B"                            5,926
                                                                   ---------
                                                                       9,882
                                                                   ---------
            AIRLINES (0.2%)
   42,422   Ryanair Holdings plc ADR*                                  1,364
                                                                   ---------

            APPLICATION SOFTWARE (0.3%)
   38,000   Electronic Arts, Inc.*                                     2,287
                                                                   ---------

            AUTOMOBILE MANUFACTURERS (1.0%)
  132,754   Bayerische Motoren Werke AG                                5,000
    5,388   Porsche AG (Preferred)                                     2,352
                                                                   ---------
                                                                       7,352
                                                                   ---------
            BANKS (1.5%)
  217,158   Wells Fargo & Co.                                         11,045
                                                                   ---------

            BIOTECHNOLOGY (3.7%)
  360,562   Amgen, Inc.*                                              16,456
  160,200   Genentech, Inc.*                                           5,567
   55,000   IDEC Pharmaceuticals Corp.*                                2,452
   83,625   MedImmune, Inc.*                                           2,487
                                                                   ---------
                                                                      26,962
                                                                   ---------
            BREWERS (2.5%)
  350,000   Anheuser-Busch Companies, Inc.                            18,098
                                                                   ---------

            CASINOS & GAMING (0.5%)
  103,828   MGM Mirage, Inc.*                                          3,634
                                                                   ---------

            COMPUTER HARDWARE (1.5%)
  348,906   Dell Computer Corp.*                                       8,698
   35,000   IBM Corp.                                                  2,464
                                                                   ---------
                                                                      11,162
                                                                   ---------

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA GROWTH FUND
JULY 31, 2002

                                                                      MARKET
   NUMBER                                                              VALUE
OF SHARES   SECURITY                                                   (000)
----------------------------------------------------------------------------
            CONSTRUCTION & ENGINEERING (0.1%)
   13,262   Jacobs Engineering Group, Inc.*                        $     460
                                                                   ---------
            DATA PROCESSING SERVICES (0.8%)
  150,463   Automatic Data Processing, Inc.                            5,611
                                                                   ---------
            DEPARTMENT STORES (0.2%)
   21,622   Kohls Corp.*                                               1,427
                                                                   ---------
            DIVERSIFIED FINANCIAL SERVICES (6.5%)
  110,000   Citigroup, Inc.                                            3,689
  241,002   Fannie Mae                                                18,049
   95,213   Franklin Resources, Inc.                                   3,269
  128,418   Lehman Brothers Holdings, Inc.                             7,283
   66,099   Merrill Lynch & Co., Inc.                                  2,356
  137,808   SLM Corp.                                                 12,540
                                                                   ---------
                                                                      47,186
                                                                   ---------
            DRUG RETAIL (1.2%)
  247,877   Walgreen Co.                                               8,757
                                                                   ---------
            FOOD DISTRIBUTORS (0.7%)
  190,057   Sysco Corp.                                                4,951
                                                                   ---------
            FOOTWEAR (0.4%)
   58,730   Nike, Inc. "B"                                             2,895
                                                                   ---------
            GENERAL MERCHANDISE STORES (5.0%)
  118,588   Costco Wholesale Corp.*                                    4,135
  103,334   Target Corp.                                               3,446
  582,709   Wal-Mart Stores, Inc.                                     28,658
                                                                   ---------
                                                                      36,239
                                                                   ---------
            HEALTH CARE DISTRIBUTORS & SERVICES (2.3%)
  142,000   Cardinal Health, Inc.                                      8,179
  138,970   Quest Diagnostics, Inc.*                                   8,393
                                                                   ---------
                                                                      16,572
                                                                   ---------
            HEALTH CARE EQUIPMENT (3.5%)
  237,086   Baxter International, Inc.                                 9,462
  323,670   Medtronic, Inc.                                           13,076
   71,300   Zimmer Holdings, Inc.*                                     2,655
                                                                   ---------
                                                                      25,193
                                                                   ---------

10

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA GROWTH FUND
JULY 31, 2002

                                                                      MARKET
   NUMBER                                                              VALUE
OF SHARES   SECURITY                                                   (000)
----------------------------------------------------------------------------
            HEALTH CARE FACILITIES (2.3%)
  353,846   Tenet Healthcare Corp.*                                $  16,861
                                                                   ---------
            HOMEBUILDING (1.2%)
   16,684   Centex Corp.                                                 800
   92,918   Lennar Corp.                                               4,716
   72,846   M.D.C. Holdings, Inc.                                      3,030
                                                                   ---------
                                                                       8,546
                                                                   ---------
            HOME IMPROVEMENT RETAIL (2.6%)
  270,000   Home Depot, Inc.                                           8,338
  279,242   Lowe's Companies, Inc.                                    10,569
                                                                   ---------
                                                                      18,907
                                                                   ---------
            HOTELS, RESORTS,& CRUISE LINES (0.4%)
   68,995   Four Seasons Hotels, Inc.                                  2,636
                                                                   ---------
            HOUSEHOLD PRODUCTS (2.4%)
  220,000   Colgate-Palmolive Corp.                                   11,297
   24,158   Kimberly-Clark Corp.                                       1,475
   56,900   Procter & Gamble Co.                                       5,063
                                                                   ---------
                                                                      17,835
                                                                   ---------
            INDUSTRIAL CONGLOMERATES (4.4%)
  999,055   General Electric Co.                                      32,170
                                                                   ---------
            INFORMATION TECHNOLOGY CONSULTING & SERVICES (1.1%)
  210,753   Accenture Ltd. "A"*                                        3,477
  129,645   Electronic Data Systems Corp.                              4,767
                                                                   ---------
                                                                       8,244
                                                                   ---------
            INSURANCE BROKERS (0.5%)
   78,140   Marsh & McLennan Companies, Inc.                           3,743
                                                                   ---------
            INTEGRATED OIL & GAS (1.4%)
   52,904   BP plc ADR                                                 2,455
  208,716   Exxon Mobil Corp.                                          7,672
                                                                   ---------
                                                                      10,127
                                                                   ---------
            INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
   42,000   SBC Communications, Inc.                                   1,162
                                                                   ---------
            LEISURE PRODUCTS (0.3%)
  120,000   Mattel, Inc.                                               2,257
                                                                   ---------

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA GROWTH FUND
JULY 31, 2002

                                                                      MARKET
   NUMBER                                                              VALUE
OF SHARES   SECURITY                                                   (000)
----------------------------------------------------------------------------
            MANAGED HEALTH CARE (2.5%)
  155,192   Oxford Health Plans, Inc.*                             $   6,677
  130,564   UnitedHealth Group, Inc.                                  11,445
                                                                   ---------
                                                                      18,122
                                                                   ---------
            MOTORCYCLE MANUFACTURERS (0.2%)
   26,390   Harley-Davidson, Inc.                                      1,250
                                                                   ---------
            MOVIES & ENTERTAINMENT (1.5%)
  274,666   Viacom, Inc. "B"*                                         10,693
                                                                   ---------
            MULTI-LINE INSURANCE (1.5%)
  170,000   American International Group, Inc.                        10,866
                                                                   ---------
            NETWORKING EQUIPMENT (1.3%)
  700,000   Cisco Systems, Inc.*                                       9,233
                                                                   ---------
            OIL & GAS EQUIPMENT & SERVICES (1.0%)
  108,420   Baker Hughes, Inc.                                         2,906
   53,000   Schlumberger Ltd.                                          2,275
   60,000   Weatherford International Ltd.*                            2,433
                                                                   ---------
                                                                       7,614
                                                                   ---------
            OIL & GAS EXPLORATION & PRODUCTION (0.3%)
   52,395   Anadarko Petroleum Corp.                                   2,279
                                                                   ---------
            PACKAGED FOODS & MEAT (1.0%)
  191,068   Kraft Foods, Inc. "A"                                      7,069
                                                                   ---------
            PERSONAL PRODUCTS (0.6%)
  124,491   Gillette Co.                                               4,093
                                                                   ---------
            PHARMACEUTICALS (14.7%)
   79,500   Eli Lilly & Co.                                            4,644
  443,640   Johnson & Johnson, Inc.                                   23,513
1,090,000   Pfizer, Inc.                                              35,262
  409,000   Pharmacia Corp.                                           18,299
  325,534   Schering-Plough Corp.                                      8,301
   18,500   Teva Pharmaceutical Industries Ltd. ADR                    1,234
  399,200   Wyeth                                                     15,928
                                                                   ---------
                                                                     107,181
                                                                   ---------

12

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA GROWTH FUND
JULY 31, 2002

                                                                      MARKET
   NUMBER                                                              VALUE
OF SHARES   SECURITY                                                   (000)
----------------------------------------------------------------------------
            RESTAURANTS (0.4%)
  170,000   Starbucks Corp.*                                       $   3,337
                                                                   ---------
            SEMICONDUCTORS (2.2%)
  625,000   Intel Corp.                                               11,744
  117,013   Maxim Integrated Products, Inc.*                           4,116
   34,500   Taiwan Semiconductor Manufacturing Co. Ltd. ADR*             315
                                                                   ---------
                                                                      16,175
                                                                   ---------
            SOFT DRINKS (4.2%)
  171,247   Coca-Cola Co.                                              8,552
  520,640   PepsiCo, Inc.                                             22,356
                                                                   ---------
                                                                      30,908
                                                                   ---------
            SPECIALTY STORES (1.2%)
   23,482   Autozone, Inc.*                                            1,732
  119,644   Bed Bath & Beyond, Inc.*                                   3,709
  138,884   Tiffany & Co.                                              3,422
                                                                   ---------
                                                                       8,863
                                                                   ---------
            SYSTEMS SOFTWARE (4.8%)
  650,000   Microsoft Corp.*                                          31,187
  130,000   Oracle Corp.*                                              1,301
  165,000   VERITAS Software Corp.*                                    2,777
                                                                   ---------
                                                                      35,265
                                                                   ---------
            TELECOMMUNICATION EQUIPMENT (1.3%)
  148,871   Nokia Corp. ADR                                            1,846
  283,438   QUALCOMM, Inc.*                                            7,789
                                                                   ---------
                                                                       9,635
                                                                   ---------
            WIRELESS TELECOMMUNICATION SERVICES (0.4%)
  180,000   Vodafone Group plc ADR                                     2,731
                                                                   ---------
            Total stocks (cost: $664,637)                            676,892
                                                                   ---------

PRINCIPAL                                                             MARKET
   AMOUNT                                                              VALUE
    (000)   SECURITY                                                   (000)
----------------------------------------------------------------------------
            MONEY MARKET INSTRUMENTS(9.3%)

  $59,900   Federal Home Loan Mortgage Corp.
              Discount Notes, 1.74%, 8/01/2002                        59,900
    7,688   SSgA Prime Money Market Fund, 1.75%(a)                     7,688
                                                                    --------
            Total money market instruments (cost: $67,588)            67,588
                                                                    --------
            TOTAL INVESTMENTS (COST: $732,225)                      $744,480
                                                                    ========

N O T E S
=========-----------------------------------------------------------------------
          to Portfolio of INVESTMENTS

USAA GROWTH FUND
JULY 31, 2002

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

         ADR - American Depositary Receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Rate represents the annualized seven-day yield at July 31, 2002.

         * Non-income-producing security for the year ended July 31, 2002.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

14

S T A T E M E N T
=================---------------------------------------------------------------
                  of ASSETS and LIABILITIES
                  (in thousands)

USAA GROWTH FUND
JULY 31, 2002

ASSETS

  Investments in securities, at market value (identified cost of $732,225)     $  744,480
  Cash                                                                                186
  Receivables:
     Capital shares sold                                                              281
     USAA Investment Management Company                                               181
     Dividends and interest                                                           349
     Securities sold                                                               10,958
                                                                               ----------
       Total assets                                                               756,435
                                                                               ----------
LIABILITIES

  Securities purchased                                                             27,025
  Capital shares redeemed                                                             904
  USAA Transfer Agency Company                                                        155
  Accounts payable and accrued expenses                                                65
                                                                               ----------
       Total liabilities                                                           28,149
                                                                               ----------
         Net assets applicable to capital shares outstanding                   $  728,286
                                                                               ==========
NET ASSETS CONSIST OF:

  Paid-in capital                                                              $1,230,438
  Accumulated net realized loss on investments                                   (514,407)
  Net unrealized appreciation of investments                                       12,255
                                                                               ----------
         Net assets applicable to capital shares outstanding                   $  728,286
                                                                               ==========
  Capital shares outstanding                                                       70,459
                                                                               ==========
  Authorized shares of $.01 par value                                             150,000
                                                                               ==========
  Net asset value, redemption price, and offering price per share              $    10.34
                                                                               ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

S T A T E M E N T
=================---------------------------------------------------------------
                  of OPERATIONS
                  (in thousands)

USAA GROWTH FUND
YEAR ENDED JULY 31, 2002

NET INVESTMENT LOSS

  Income:
    Dividends (net of foreign taxes withheld of $10)        $   6,490
    Interest                                                      552
    Fees from securities loaned                                    40
                                                            ---------
      Total income                                              7,082
                                                            ---------
  Expenses:
    Management fees                                             7,309
    Administrative and servicing fees                           1,472
    Transfer agent's fees                                       2,391
    Custodian's fees                                              158
    Postage                                                       184
    Shareholder reporting fees                                    318
    Directors' fees                                                 5
    Registration fees                                              33
    Professional fees                                              44
    Other                                                          81
                                                            ---------
      Total expenses before reimbursement                      11,995
    Expenses reimbursed                                        (2,179)
                                                            ---------
      Net expenses                                              9,816
                                                            ---------
        Net investment loss                                    (2,734)
                                                            ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY

  Net realized gain (loss) on:
    Investments                                              (331,152)
    Foreign currency transactions                                  61
  Change in net unrealized appreciation/depreciation          (62,456)
                                                            ---------
        Net realized and unrealized loss                     (393,547)
                                                            ---------
Decrease in net assets resulting from operations            $(396,281)
                                                            =========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

16

S T A T E M E N T S
===================-------------------------------------------------------------
                    of Changes in NET ASSETS
                    (in thousands)

USAA GROWTH FUND
YEARS ENDED JULY 31,

                                                                  2002             2001
                                                            ---------------------------
FROM OPERATIONS

  Net investment loss                                       $   (2,734)      $   (5,725)
  Net realized loss on investments                            (331,152)        (180,223)
  Net realized gain on foreign currency transactions                61                -
  Change in net unrealized appreciation/depreciation
    of investments                                             (62,456)        (452,553)
                                                            ---------------------------
    Decrease in net assets resulting
      from operations                                         (396,281)        (638,501)
                                                            ---------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

  Net realized gains                                                 -          (39,016)

FROM CAPITAL SHARE TRANSACTIONS

  Proceeds from shares sold                                     83,600          128,472
  Shares issued for dividends reinvested                            (1)          38,137
  Cost of shares redeemed                                     (147,775)        (174,919)
                                                            ---------------------------
  Decrease in net assets from
    capital share transactions                                 (64,176)          (8,310)
                                                            ---------------------------
Net decrease in net assets                                    (460,457)        (685,827)

NET ASSETS

  Beginning of period                                        1,188,743        1,874,570
                                                            ---------------------------
  End of period                                             $  728,286       $1,188,743
                                                            ===========================
CHANGE IN SHARES OUTSTANDING

  Shares sold                                                    6,305            6,679
  Shares issued for dividends reinvested                             -            1,642
  Shares redeemed                                              (11,385)          (9,285)
                                                            ---------------------------
    Decrease in shares outstanding                              (5,080)            (964)
                                                            ===========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements

USAA GROWTH FUND
JULY 31, 2002

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 18 separate funds. The information presented in this annual report pertains only to the USAA Growth Fund (the Fund). The Fund's primary investment objective is long-term growth of capital, with secondary objectives of regular income and conservation of principal.

              A. SECURITY VALUATION - The value of each security is determined
                 (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

                 1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the closing values of such securities on the exchange where primarily traded. If no sale is reported, the average of the bid and asked prices is generally used depending upon local custom or regulation.

                 2. Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices.

                 3. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

                 4. Securities that cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors.

18

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA GROWTH FUND
JULY 31, 2002

              B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

              C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

              D. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

                 1. Market value of securities, other assets, and liabilities at the mean between the bid and asked translation rates of such currencies against U.S. dollars on a daily basis.

                 2. Purchases and sales of securities, income, and expenses at the rate of exchange obtained from an independent pricing service on the respective dates of such transactions.

                 Net realized and unrealized foreign currency gains/losses occurring during the holding period of investments are a component of realized gain/loss on investments and unrealized appreciation/depreciation on investments, respectively.

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA GROWTH FUND
JULY 31, 2002

                 Net realized foreign currency gains/losses arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. Net realized foreign currency gains/losses have been reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities other than investments in securities resulting from changes in the exchange rate.

              E. EXPENSES PAID INDIRECTLY - The Fund's custodian bank has agreed to reduce its fees when the Fund maintains a cash balance in the non-interest-bearing custody account. For the year ended July 31, 2002, custodian fee offset arrangements did not reduce expenses.

              F. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------
         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

20

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA GROWTH FUND
JULY 31, 2002

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets. In addition, the USAA funds which are party to the loan agreements are assessed facility fees in aggregate by Bank of America in an annual amount equal to 0.09% of the $100 million loan agreement whether used or not used, and by CAPCO based on their assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. The Fund had no borrowings under either of these agreements during the year ended July 31, 2002.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The character of distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         During the current fiscal year, permanent differences between book and tax basis accounting resulted in reclassifications made to the statement of assets and liabilities to decrease accumulated undistributed net investment loss by $2,734,000, increase accumulated net realized loss on investments by $61,000, and decrease paid-in-capital by $2,673,000. This reclassification has no effect on net assets.

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA GROWTH FUND
JULY 31, 2002

         Total distributions and the character of such distributions may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains and losses as ordinary income for tax purposes and the tax deferral of losses on "wash sale" transactions.

         The tax character of distributions paid during the years ended July 31, 2002 and 2001, was as follows:

                                                  2002                 2001
         -----------------------------------------------------------------------
         Ordinary income                           $-               $   347,000
         Long-term capital gains                    -                38,669,000

         As of July 31, 2002, the components of net assets representing distributable earnings on a tax basis were as follows:

         Undistributed ordinary income                            $           -
         Accumulated net realized loss on investments              (505,944,000)
         Unrealized appreciation                                      3,791,000

         Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2002, the Fund had a current post-October deferred capital loss of $187,458,000 and capital loss carryovers of $318,486,000, for federal income tax purposes. The post-October loss will be recognized on the first day of the following fiscal year. The capital loss carryovers will expire between 2009 and 2010. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

22

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA GROWTH FUND
JULY 31, 2002

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the year ended July 31, 2002, were $1,081,955,000 and $1,196,416,000, respectively.

         The cost of securities at July 31, 2002, for federal income tax purposes, was $740,688,000.

         Gross unrealized appreciation and depreciation of investments as of July 31, 2002, for federal income tax purposes, were $46,372,000 and $42,581,000, respectively, resulting in net unrealized appreciation of $3,791,000.

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loan continuously with cash collateral in an amount at least equal, at all times, to the fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund retains a portion of income from the investment of cash received as collateral. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund had no securities on loan as of July 31, 2002.

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and provides portfolio management oversight of the Fund's assets managed by subadvisers. Beginning with the

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA GROWTH FUND
JULY 31, 2002

                 month ending July 31, 2002, the investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Large-Cap Growth Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Large-Cap Growth Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets.

                 The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. For the month ending July 31, 2002, the performance period consists of the previous 12-month period. A new month will be added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

                 The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                       +/- 0.04%
+/- 4.01% to 7.00%                       +/- 0.05%
+/- 7.01% and greater                    +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

24

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA GROWTH FUND
JULY 31, 2002

                 During the year ended July 31, 2002, the Fund paid the Manager total management fees of $7,309,000, which is net of a performance fee adjustment of $(42,000).

              B. ADVISORY ARRANGEMENTS - On June 26, 2002, the Company's Board
                 of Directors (the Board) approved proposals by the Manager to restructure the manner in which the Fund's assets are managed by having one or more unaffiliated subadvisers directly manage the Fund's investments, subject to oversight by the Manager and the Board. The Board terminated the existing investment advisory agreement between the Fund and the Manager (Former Agreement) and approved a new interim investment advisory agreement with the Manager (Interim Agreement) and two interim investment subadvisory agreements (Interim Subadvisory Agreements), one between the Manager and Dresdner RCM Global Investors LLC (Dresdner), and the other between the Manager and Marsico Capital Management, LLC (Marsico). These interim agreements took effect on June 28, 2002.

                 Under the Interim Agreement, the Manager serves as manager and investment adviser for the Fund and provides portfolio management oversight of the Fund's assets managed by Dresdner and Marsico, rather than directly managing the Fund's assets. The Fund pays the Manager at the same fee rate under the Interim Agreement that it paid under the Former Agreement (see Note (6)A). Under the Interim Subadvisory Agreements, Dresdner and Marsico direct the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays Dresdner and Marsico subadvisory fees.

                 The Interim Agreement and the Interim Subadvisory Agreements typically will terminate 150 days after the date the Former Agreement terminated. Thus, the Board will ask shareholders of the Fund to approve a new investment advisory agreement

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA GROWTH FUND
JULY 31, 2002

                 (Proposed Agreement) between the Fund and the Manager and two investment subadvisory agreements (Subadvisory Agreements), one between the Manager and Dresdner, and the other between the Manager and Marsico at a meeting to be held on October 18, 2002.

              C. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly, at an annualized rate of 0.15% of the Fund's average net assets. During the year ended July 31, 2002, the Fund paid the Manager administrative and servicing fees of $1,472,000.

              D. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the annual expenses of the Fund to 1.00% of the Fund's average net assets, after the effect of any custodian fee offset arrangements, and will reimburse the Fund for all expenses in excess of that amount through November 30, 2002, which for the year ended July 31, 2002, equaled $2,179,000.

              E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. During the year ended July 31, 2002, the Fund paid USAA Transfer Agency Company transfer agent's fees of $2,391,000.

              F. UNDERWRITING SERVICES - The Manager provides exclusive
                 underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

26

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA GROWTH FUND
JULY 31, 2002

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                               YEAR ENDED JULY 31,
                                                    ---------------------------------------------------------------------
                                                        2002            2001           2000            1999          1998
                                                    ---------------------------------------------------------------------
Net asset value at beginning of period              $  15.74      $    24.50     $    24.03      $    20.04    $    23.66
                                                    ---------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)                         (.04)(a)        (.07)(a)       (.03)(a)         .04           .01
   Net realized and unrealized gain (loss)             (5.36)          (8.18)          3.06            4.72         (1.31)
                                                    ---------------------------------------------------------------------
Total from investment operations                       (5.40)          (8.25)          3.03            4.76         (1.30)
                                                    ---------------------------------------------------------------------
Less distributions:
   From net investment income                              -               -           (.02)           (.03)         (.09)
   From realized capital gains                             -            (.51)         (2.54)           (.74)        (2.23)
                                                    ---------------------------------------------------------------------
Total distributions                                        -            (.51)         (2.56)           (.77)        (2.32)
                                                    ---------------------------------------------------------------------
Net asset value at end of period                    $  10.34      $    15.74     $    24.50      $    24.03    $    20.04
                                                    =====================================================================
Total return (%)*                                     (34.31)         (34.34)         14.13           24.92         (4.91)
Net assets at end of period (000)                   $728,286      $1,188,743     $1,874,570      $1,683,008    $1,403,573
Ratio of expenses to average net assets (%)**           1.00(b)          .99(b)         .96             .97           .96
Ratio of expenses to average net assets excluding
   reimbursements (%)**                                 1.22(b)          N/A            N/A             N/A           N/A
Ratio of net investment income (loss)
   to average net assets (%)**                          (.27)           (.39)          (.11)            .18           .04
Portfolio turnover (%)                                114.41          101.08         133.43           39.60         68.93

  * Assumes reinvestment of all dividend income and realized capital gain distributions during the period.
 ** For the year ended July 31, 2002, average net assets were $979,902,000.
(a) Calculated using average shares. For the year ended July 31, 2002, average shares were 73,553,000.
(b) Reflects total expenses prior to any custodian fee offset arrangement, which had no impact on these ratios.

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA GROWTH FUND
JULY 31, 2002

(9) CHANGE OF INDEPENDENT AUDITORS (UNAUDITED)
--------------------------------------------------------------------------------

         On May 29, 2002, based on the recommendation of the Company's Audit Committee, the Company's Board of Directors determined not to retain KPMG LLP (KPMG) as the Fund's independent auditors and voted to appoint Ernst & Young LLP for the fiscal year ended July 31, 2002. KPMG served as the Fund's independent auditors since the Fund's inception on March 30, 1971. From that date through the fiscal year ended July 31, 2001, KPMG's audit reports contained no adverse opinion or disclaimer of opinion; nor were KPMG's reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, through May 29, 2002, there were no disagreements between the Fund and KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

28

D I R E C T O R S '
===================-------------------------------------------------------------
                    INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

                 The Company has six Officers and a Board of Directors. These Officers and Directors supervise the business and affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the Funds' business and for assuring that the Funds are managed in the best interests of each Fund's respective shareholders. The Board of Directors periodically reviews the Funds' investment performance as well as the quality of other services provided to the Funds and their shareholders by each of the Fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Director shall be fifteen (15) years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

                 Set forth below are the Directors and Officers of the USAA family of funds, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 39 individual Funds as of July 31, 2002. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

                 If you would like more information about the Funds' Directors, you may call 1-800-531-8181 to request a free copy of the Funds' statement of additional information (SAI).

                 * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF
                   DIRECTORS AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT CONSTITUTE THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        INFORMATION

INTERESTED DIRECTORS(1)
--------------------------------------------------------------------------------

                 ROBERT G. DAVIS(2)
                 Director and Chairman of the Board of Directors
                 Date of Birth: November 1946

                 President and Chief Executive Officer of United Services Automobile Association (USAA) (4/00-present); President and Chief Operating Officer of USAA (6/99-3/00); Director of USAA (2/99-present); Deputy Chief Executive Officer for Capital Management of USAA (6/98-5/99); President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Capital Corporation (CAPCO) and several of its subsidiaries and affiliates (1/97-present); and President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Financial Planning Services (1/97-present). Mr. Davis serves as a Director/Trustee and Chairman of the Boards of Directors/Trustees of the USAA family of funds. Mr. Davis has served in his capacity as Director since December 1996. He also serves as a Director and Chairman of the Boards of Directors of USAA IMCO, USAA Life Insurance Company, USAA Federal Savings Bank, and USAA Real Estate Company (RealCo).

                 CHRISTOPHER W. CLAUS(2)
                 Director, President, and Vice Chairman of the Board of
                   Directors
                 Date of Birth: December 1960

                 President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-present). Senior Vice President of Investment Sales and Service, IMCO (7/00-2/01); Vice President, Investment Sales and Service, IMCO (12/94-7/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Director/Trustee of the USAA family of funds. Mr. Claus has served in his capacity as Director since February 2001. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual Funds.

30

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        INFORMATION

NON-INTERESTED DIRECTORS
--------------------------------------------------------------------------------

                 BARBARA B. DREEBEN(3, 4, 5, 6)
                 Director
                 Date of Birth: June 1945

                 President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben has served in her capacity as Director since January 1994. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 ROBERT L. MASON, PH.D.(3, 4, 5, 6)
                 Director
                 Date of Birth: July 1946

                 Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02); Manager, Statistical Analysis Section, Southwest Research Institute (8/75-9/98), which focuses on the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason has served in his capacity as Director since January 1997. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 MICHAEL F. REIMHERR(3, 4, 5, 6)
                 Director
                 Date of Birth: August 1945

                 President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr has served in his capacity as Director since January 2000. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        INFORMATION

                 LAURA T. STARKS, PH.D.(3, 4, 5, 6)
                 Director
                 Date of Birth: February 1950

                 Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present); Sarah Meadows Seay Regents Professor of Finance, University of Texas of Austin (9/94-9/96). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks has served in her capacity as Director since May 2000. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 RICHARD A. ZUCKER(2, 3, 4, 5, 6)
                 Director
                 Date of Birth: July 1943

                 Vice President, Beldon Roofing and Remodeling (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker has served in his capacity as Director since January 1992. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 (1) INDICATES THOSE DIRECTORS WHO ARE EMPLOYEES OF USAA
                     INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

                 (2) MEMBER OF EXECUTIVE COMMITTEE

                 (3) MEMBER OF AUDIT COMMITTEE

                 (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

                 (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

                 (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE
                     USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

32

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

                 CLIFFORD A. GLADSON
                 Vice President
                 Date of Birth: November 1950

                 Vice President, Fixed Income Investments, IMCO (12/99-present); Assistant Vice President, Fixed Income Investments, IMCO (11/94-12/99). Mr. Gladson also holds the Officer position of Vice President of the USAA family of funds and of USAA Life Investment Trust, a registered investment company offering five individual Funds.

                 STUART WESTER
                 Vice President
                 Date of Birth: June 1947

                 Vice President, Equity Investments, IMCO (1/99-present); Vice President, Investment Strategy and Analysis, CAPCO (6/96-1/99). Mr. Wester also holds the Officer position of Vice President of the USAA family of funds and of USAA Life Investment Trust, a registered investment company offering five individual Funds.

                 MICHAEL D. WAGNER
                 Secretary
                 Date of Birth: July 1948

                 Senior Vice President, CAPCO General Counsel (01/99-present); Vice President, Corporate Counsel, USAA (1982-01/99). Mr. Wagner serves as Vice President, Secretary, and Counsel, IMCO and USAA Shareholder Account Services; Secretary of the USAA family of funds; and Vice President, Corporate Counsel for various other USAA subsidiaries and affiliates.

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        INFORMATION

                 MARK S. HOWARD
                 Assistant Secretary
                 Date of Birth: October 1963

                 Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-present); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02); Assistant Vice President, Securities Counsel, USAA (2/98-7/00); and Executive Director, Securities Counsel, USAA (9/96-2/98). Mr. Howard serves as Assistant Secretary for IMCO, USAA Shareholder Account Services; USAA Financial Planning Services; the USAA family of funds; and USAA Life Investment Trust, a registered investment company offering five individual Funds.

                 DAVID M. HOLMES
                 Treasurer
                 Date of Birth: June 1960

                 Senior Vice President, Senior Financial Officer, IMCO (6/01-present); Vice President, Senior Financial Officer, USAA RealCo (12/97-5/01); Assistant Vice President, Capital Markets, RealCo (1/96-12/97). Mr. Holmes serves as Treasurer of the USAA family of funds; and Senior Vice President, Senior Financial Officer of USAA Shareholder Account Services.

                 ROBERTO GALINDO, JR.
                 Assistant Treasurer
                 Date of Birth: November 1960

                 Assistant Vice President, Mutual Fund Analysis & Support, IMCO; (10/01-present); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01); Director, Mutual Fund Analysis, IMCO (9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99); Assistant Vice President, Director of Fund & Private Client Accounting, Founders Asset Management LLC (7/93- 7/98). Mr. Galindo serves as Assistant Treasurer for the USAA family of funds.

                 (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA
                     INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

34

N O T E S
=========-----------------------------------------------------------------------

                   DIRECTORS    Robert G. Davis, CHAIRMAN OF THE BOARD
                                Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Laura T. Starks, Ph.D.
                                Richard A. Zucker

         INVESTMENT ADVISER,    USAA Investment Management Company
                UNDERWRITER,    9800 Fredericksburg Road
             AND DISTRIBUTOR    San Antonio, Texas 78288

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

                   CUSTODIAN    State Street Bank and Trust Company
                                P.O. Box 1713
                                Boston, Massachusetts 02105

        INDEPENDENT AUDITORS    Ernst & Young LLP
                                100 West Houston St., Suite 1900
                                San Antonio, Texas 78205

                   TELEPHONE    Call toll free - Central Time
            ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8:30 a.m. to 5 p.m.
                                Sunday, 10:30 a.m. to 7 p.m.

              FOR ADDITIONAL    1-800-531-8181, in San Antonio 456-7200
           INFORMATION ABOUT    For account servicing, exchanges,
                MUTUAL FUNDS    or redemptions
                                1-800-531-8448, in San Antonio 456-7202

             RECORDED MUTUAL    24-hour service (from any phone)
           FUND PRICE QUOTES    1-800-531-8066, in San Antonio 498-8066

                 MUTUAL FUND    (from touch-tone phones only)
           USAA TOUCHLINE (R)   For account balance, last transaction, fund
                                prices, or to exchange or redeem fund shares
                                1-800-531-8777, in San Antonio 498-8777

             INTERNET ACCESS    USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                                         [LOGO]
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                                                                         Paper

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